Summary of Significant Accounting Policies - Additional Information (Detail) (USD $)	6 Months Ended	9 Months Ended		12 Months Ended
	Jun. 30, 2014	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013 Segment	Dec. 31, 2012	Dec. 31, 2011
Summary Of Significant Accounting Policy [Line Items]
Number of operating segments				1
Restricted cash		$ 370,000		$ 369,000	$ 368,000
Deferred offering costs				600,000	0
Interest cost paid		900,000	600,000	2,600,000	2,000,000	400,000
Interest cost capitalized		400,000		100,000
Total capitalized payroll costs related to internal use software projects				1,200,000	600,000
Amortization expense related to capitalized software costs				600,000	400,000	400,000
Goodwill impairment amount	0			0	0	0
Impairment of long-lived assets				0	0	0
Conversion fees, deferred revenue recognition period				10 years
Advertising costs				3,400,000	2,300,000	1,700,000
Sales taxes				2,200,000	1,600,000	1,100,000
Internal use Software [Member]
Summary Of Significant Accounting Policy [Line Items]
Capitalized and amortized period				3 years
Maximum [Member]
Summary Of Significant Accounting Policy [Line Items]
Interest cost capitalized			$ 100,000		$ 100,000	$ 300,000